Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consist of the following:

	December 31,	June 30,
	2019	2020
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	142,236	189,929
Leasehold improvements	32,038	33,436
Others	10,603	10,139

Total	184,877	233,504
Less: accumulated depreciation	(88,191)	(115,015)

Property and equipment, net	96,686	118,489